THIS FILINGS LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2002.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               ---------------------------

Check here if Amendment [ X ]; Amendment Number:    2
                                                 --------
This Amendment (Check only one.):   [   ] is a restatement.
                                    [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SAB Capital Advisors, LLC
            ------------------------------------------
Address:    712 Fifth Avenue, 42nd Floor
            ------------------------------------------
            New York, NY 10019
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-06341
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Jackelow
          --------------------------------------------
Title:    Chief Financial Officer
          --------------------------------------------
Phone:    212-457-8010
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ BRIAN JACKELOW                 New York, NY               February 13, 2003
-------------------   -------------------------------------   -----------------
 [Signature]                      [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                              -----------------------

Form 13F Information Table Entry Total:                  7
                                              -----------------------

Form 13F Information Table Value Total:      $        51,127
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name
          ---        --------------------       ----
           1         28-06339                   SAB Capital Management LLC

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                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
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ADVANTA CORP        CL B        007942204      1,509        210,000   SH              DEFINED         1      210,000    0       0
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ESG RE LTD          ORD         G31215109      2,113      1,146,000   SH              DEFINED         1    1,146,000    0       0
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GREY GLOBAL         COMMON
GROUP INC.          STOCK       39787M108     11,960         18,400   SH              DEFINED         1       18,400    0       0
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MAXWELL SHOE INC.   CL A        577766108      6,979        649,200   SH              DEFINED         1      649,200    0       0
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                    COMMON
PXRE GROUP LTD.     STOCK       G73018106     12,049        714,000   SH              DEFINED         1      714,000    0       0
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SCOTTISH ANNUITY
& LIFE HLDG         ORD         G7885T104      9,560        797,700   SH              DEFINED         1      797,700    0       0
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                    COMMON
SHOE CARNIVAL INC.  STOCK       824889109      6,957      1,021,240   SH              DEFINED         1    1,021,240    0       0
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